Schedule of Investments ─ NYLIM International Small-Mid Cap Equity ETF (formerly, NYLI International Small-Mid Cap Equity ETF)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 98.8%

Australia — 8.6%
Codan Ltd.	9,020	$253,915
Imdex Ltd.	43,910	113,800
Ingenia Communities Group	182,980	561,616
Medibank Pvt Ltd.	77,284	280,630
Mirvac Group	211,475	265,868
Tuas Ltd.*	76,024	115,334
Washington H Soul Pattinson & Co., Ltd.	18,228	591,857
Total Australia		2,183,020

Austria — 1.3%
ANDRITZ AG	3,685	344,270

Belgium — 2.9%
Aedifica SA	2,419	195,518
Bekaert SA	2,542	116,549
Montea NV	2,501	195,672
Warehouses De Pauw CVA	8,774	225,319
Total Belgium		733,058

Canada — 10.8%
Canadian Tire Corp., Ltd., Class A	3,772	550,131
Empire Co., Ltd., Class A	16,031	586,343
Extendicare, Inc.	13,455	340,295
Hammond Power Solutions, Inc.	1,312	234,455
Linamar Corp.	4,756	350,517
Stantec, Inc.	2,542	179,264
TMX Group Ltd.	13,612	497,187
Total Canada		2,738,192

China — 0.9%
SITC International Holdings Co., Ltd.	47,200	237,637

Denmark — 3.1%
FLSmidth & Co. A/S	2,132	159,225
NKT A/S*	2,460	334,727
Ringkjoebing Landbobank A/S	533	142,916
Tryg A/S	6,560	156,206
Total Denmark		793,074

Finland — 1.4%
Outokumpu OYJ	57,850	345,443

France — 3.8%
Bureau Veritas SA	9,635	306,626
Exosens SAS	2,788	183,482
Gaztransport Et Technigaz SA	2,091	470,815
Total France		960,923

Germany — 4.6%
MTU Aero Engines AG	1,107	460,809
Rational AG	205	158,971
thyssenkrupp AG	26,814	371,907
Tkms AG& Co. KGaA*	1,886	177,718
Total Germany		1,169,405

Hong Kong — 1.6%
SUNeVision Holdings Ltd.	181,120	111,560
Swire Pacific Ltd., Class A	24,340	308,844
Total Hong Kong		420,404
	Shares	Value
Common Stocks (continued)

Italy — 5.2%
Banca Generali SpA	2,460	$184,964
Leonardo SpA	6,355	403,023
Terna - Rete Elettrica Nazionale	49,896	572,471
Unipol Gruppo SpA	4,838	150,681
Total Italy		1,311,139

Japan — 31.0%
Amano Corp.	16,359	398,020
Asics Corp.	16,031	478,640
Bandai Namco Holdings, Inc.	16,523	478,282
C Uyemura & Co., Ltd.	1,025	144,070
Capcom Co., Ltd.	11,480	285,801
Chudenko Corp.	2,460	76,631
Dai-Dan Co., Ltd.	8,600	131,842
Daifuku Co., Ltd.	10,086	378,989
Daihen Corp.	1,599	138,485
ENEOS Holdings, Inc.	52,047	433,929
Fujikura Ltd.	5,728	150,085
Hochiki Corp.	8,100	98,182
Horiba Ltd.	3,403	548,733
Inaba Denki Sangyo Co., Ltd.	6,068	109,089
Japan Exchange Group, Inc.	36,497	502,557
Kohoku Kogyo Co., Ltd.	4,510	124,062
Konoike Transport Co., Ltd.	11,234	211,098
Nippon Gas Co., Ltd.	10,500	188,008
Nippon Signal Co., Ltd.	10,400	104,963
Nissan Chemical Corp.	12,956	610,513
Nitto Denko Corp.	25,953	541,961
Shionogi & Co., Ltd.	10,660	194,722
SHO-BOND Holdings Co., Ltd.	38,416	319,078
Sumitomo Mitsui Trust Group, Inc.	36,572	379,903
Systena Corp.	30,591	80,692
Takasago Thermal Engineering Co., Ltd.	6,662	178,406
TDK Corp.	27,388	517,401
Toenec Corp.	6,683	86,043
Total Japan		7,890,185

Netherlands — 5.1%
ASR Nederland NV	2,624	213,990
Euronext NV	1,558	284,299
IMCD NV	2,911	317,442
Koninklijke KPN NV	99,547	470,848
Total Netherlands		1,286,579

Singapore — 2.9%
Keppel DC REIT	177,404	308,156
Singapore Exchange Ltd.	23,247	442,921
Total Singapore		751,077

Sweden — 6.2%
AddTech AB, B Shares	7,954	288,979
AQ Group AB	6,068	130,392
Attendo AB	13,571	155,625
Axfood AB	10,660	271,863
Lagercrantz Group AB, B Shares	6,191	145,365
Nibe Industrier AB, B Shares	54,898	219,477
SSAB AB, B Shares	34,686	363,767
Total Sweden		1,575,468

Switzerland — 1.6%
Geberit AG	287	188,791

Schedule of Investments ─ NYLIM International Small-Mid Cap Equity ETF (formerly, NYLI International Small-Mid Cap Equity ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Switzerland (continued)
R&S Group Holding AG*	8,610	$222,633
Total Switzerland		411,424

United Kingdom — 6.5%
Diploma PLC	4,346	428,120
Games Workshop Group PLC	1,230	316,488
Hill & Smith PLC	5,822	223,296
Serco Group PLC	87,124	283,269
Softcat PLC	9,937	258,093
Wise Group PLC, Class A*	11,559	137,760
Total United Kingdom		1,647,026

United States — 1.3%
Buzzi SpA	6,847	323,857

Total Common Stocks
(Cost $25,117,113)		25,122,181

Short-Term Investment — 0.9%

Money Market Fund — 0.9%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.64%(a)
(Cost $237,288)	237,288	237,288

Total Investments — 99.7% (Cost $25,354,401)		25,359,469
Other Assets and Liabilities, Net — 0.3%		64,983
Net Assets — 100.0%		$25,424,452

		% of
Industry	Value	Net Assets
Industrials	$7,347,900	28.9%
Financials	3,965,871	15.6
Materials	3,155,162	12.4
Information Technology	2,640,987	10.4
Consumer Discretionary	2,174,058	8.5
Real Estate	1,752,148	6.9
Energy	904,744	3.6
Communication Services	871,984	3.4
Consumer Staples	858,206	3.4
Utilities	760,478	3.0
Health Care	690,643	2.7
Money Market Fund	237,288	0.9
Total Investments	$25,359,469	99.7%
Other Assets and Liabilities, Net	64,983	0.3
Total Net Assets	$25,424,452	100.0%

*	Non-income producing securities.
(a)	Reflects the 1-day yield at July 31, 2026.

Schedule of Investments ─ NYLIM International Small-Mid Cap Equity ETF (formerly, NYLI International Small-Mid Cap Equity ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$25,122,181	$—	$—	$25,122,181
Short-Term Investment:
Money Market Fund	237,288	—	—	237,288
Total Investments in Securities	$25,359,469	$—	$—	$25,359,469

(b)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.